SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Average Rate [Member] | SINGAPORE
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	1.2954	0	0
Average Rate [Member] | HONG KONG
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	7.8016	0	0
Year End Spot Rate [Member] | SINGAPORE
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	1.3012	0	0
Year End Spot Rate [Member] | HONG KONG
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	7.7717	0	0